As filed with the Securities and Exchange Commission on October 22, 2004.

                                                                  No. 333-102228
                                                                   No. 811-21265

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                _________________
                                    FORM N-1A
                              REGISTRATION STATEMENT                         [ ]
                        UNDER THE SECURITIES ACT OF 1933
                            Pre-Effective Amendment No.                      [ ]
                          Post-Effective Amendment No. 11                    [X]
                                                                          and/or

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                   ACT OF 1940
                                Amendment No. 13
                                                                             [X]
                        (Check appropriate box or boxes)
                                _________________
                     PowerShares Exchange-Traded Fund Trust
               (Exact Name of Registrant as Specified in Charter)

                       Wheaton Oaks Professional Building
                             855 West Prairie Avenue
                                Wheaton, IL 60187
                     (Address of Principal Executive Office)

Registrant's Telephone Number, including Area Code: (800) 983-0903

                                                             With a copy to:
             H. Bruce Bond                                  Stuart M. Strauss
  Wheaton Oaks Professional Building                      Clifford Chance US LLP
        855 West Prairie Avenue                            31 West 52nd Street
           Wheaton, IL 60187                                New York, NY 10019
(Name and Address of Agent for Service)

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

          It  is  proposed that this filing will become effective
          (check appropriate box)

          [ ]  immediately upon filing pursuant to paragraph (b) of Rule 485.
          [X]  on October 29, 2004 pursuant to paragraph (b) of Rule 485.
          [ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
          [ ]  on [date] pursuant to paragraph (a) of Rule 485.
          [ ]  75 days after filing pursuant to paragraph (a)(2) of Rule 485.
          [ ]  on [date] pursuant to paragraph (a) of Rule 485.

          If appropriate, check the following box:

          [X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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


     The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 8 to its Registration Statement until October 29, 2004. Parts A, B and C of Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 and No. 10 under the Investment Company Act of 1940, filed on July 19, 2004, are incorporated by reference herein.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton and State of Illinois, on the 22nd day of October, 2004. PowerShares Exchange-Traded Fund Trust

                                         By: /s/  Harold Bruce Bond
                                             -------------------------
                                             Title: Harold Bruce Bond, President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on the dates indicated.

     SIGNATURE                          TITLE                          DATE
/s/ Harold Bruce Bond           President and Chairman          October 22, 2004
Harold Bruce Bond
*/s/ Ronn R. Bagge              Trustee                         October 22, 2004
Ronn R. Bagge
*/s/ D. Mark McMillan           Trustee                         October 22, 2004
D. Mark McMillan
*/s/ Philip M. Nussbaum         Trustee                         October 22, 2004
Philip M. Nussbaum
*/s/ John W. Southard           Trustee                         October 22, 2004
John W. Southard
*By: /s/ Stuart M. Strauss
Stuart M. Strauss
Attorney-In-Fact